Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Sales and operating revenue:
Revenue	¥ 8,665,687	¥ 8,543,982	¥ 7,603,250
Costs and expenses:
Cost of sales	5,150,750	5,188,259	4,753,010
Selling, general and administrative	1,576,825	1,583,197	1,505,956
Financial services expenses	1,112,446	1,042,163	910,144
Other operating (income) expense, net	(71,568)	4,072	149,001
Costs and Expenses, Total	7,768,453	7,817,691	7,318,111
Equity in net income (loss) of affiliated companies	(2,999)	8,569	3,563
Operating income	894,235	734,860	288,702
Other income:
Interest and dividends	21,618	19,784	11,459
Gain on sale of securities investments, net		1,517	225
Gain on equity securities, net	118,677
Other	4,440	2,427	2,734
Other income, Total	144,735	23,728	14,418
Other expenses:
Interest	12,467	13,566	14,544
Loss on devaluation of securities investments		4,955	7,629
Foreign exchange loss, net	11,279	30,634	22,181
Other	3,576	10,384	7,147
Other expenses, Total	27,322	59,539	51,501
Income before income taxes	1,011,648	699,049	251,619
Income taxes:
Current	166,748	127,685	100,260
Deferred	(121,650)	24,085	23,798
Income tax expense, Total	45,098	151,770	124,058
Net income	966,550	547,279	127,561
Less - Net income attributable to noncontrolling interests	50,279	56,485	54,272
Net income attributable to Sony Corporation's stockholders	¥ 916,271	¥ 490,794	¥ 73,289
Net income attributable to Sony Corporation's stockholders
- Basic	¥ 723.41	¥ 388.32	¥ 58.07
- Diluted	¥ 707.74	¥ 379.75	¥ 56.89
Product and Service
Sales and operating revenue:
Revenue	¥ 7,306,235	¥ 7,231,613	¥ 6,443,328
Financial services revenue
Sales and operating revenue:
Revenue	1,274,708	1,221,235	1,080,284
Other Operating Revenue
Sales and operating revenue:
Revenue	¥ 84,744	¥ 91,134	¥ 79,638